RELATED PARTY TRANSACTIONS AND BALANCES - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
RELATED PARTY TRANSACTIONS AND BALANCES
Expenditures incurred on behalf of the company	$ 43,269	$ 46,495
Amounts payable and accrued liabilities to related parties	$ 30,535		$ 30,556
Number of shares held	89,240
P2 Gold Inc
RELATED PARTY TRANSACTIONS AND BALANCES
Amount of services under CFO shared-services agreement	$ 39,517	$ 33,101